Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 4 – STOCKHOLDERS' EQUITY

Common Stock

The following summarizes the Common Stock activity for the three months ended June 30, 2020:

Summary of common stock activity for the six months ended June 30, 2020	Outstanding shares
Balance, December 31, 2019	4,639,139
Shares issued for Common Stock	80,000
Shares issued due to conversion of Convertible Promissory Note	1,257,478
Settlement of stock-based liabilities	66,334
Shares issued for services	40,000
Shares issued to employees	58,334
Shares issued due to conversion of Warrants	42,819
Balance, June 30, 2020	6,184,104

On January 3, 2020 Dinar Zuz provided an additional amount of $300 to the Company which was be provided in a form of the Optima Convertible Note pursuant to a securities purchase agreement between the Company and Optima, dated July 30, 2019. Additionally, on January 3, 2020, the Company issued 100,000 shares of its Common Stock to Dinar Zuz LLC, as a result of a conversion of the Dinar Convertible Note in the amount of $300.

On January 9, 2020, the Company issued 40,000 shares of its Common Stock pursuant to a service Agreement between the Company and a service provider, dated June 3, 2019. The fair market value of the shares at the issuance date was $240.

On January 14, 2020, the Company issued 66,334 shares of its Common Stock pursuant to a settlement of stock-based liabilities. The fair market value of the shares was $459.

On January 14, 2020, the Company issued 58,334 shares of Common Stock to employees. All shares were issued pursuant to the Company's Share and Options Incentive Enhancement Plan (2016). The Company has estimated the fair value of such shares at $332.

On February 10, 2019, the Company issued 10,000 shares of its Common Stock pursuant to a securities purchase agreement between the Company and a private investor, dated October 25, 2018.

On March 3, 2020, Dinar Zuz provided an additional amount of $450 to the Company which was be provided in a form of the Dinar Zuz Convertible Note pursuant to a securities purchase agreement between the Company and Dinar Zuz, dated July 30, 2019. The Company issued 1,157,478 shares of its Common Stock to Dinar Zuz LLC, as a result of a conversion of the Dinar Convertible Note in the amount of $700.

On April 2, 2020, the Company issued 70,000 shares of its Common Stock pursuant to a securities purchase agreement between the Company and a private investor, dated October 25, 2018.

On May 22, 2020, the Company issued 42,819 shares of its Common Stock pursuant to a cashless conversion of warrants to purchase up to 73,080 shares of its Common Stock at an exercise price equal to $3.25 per share.

NOTE 8 – STOCKHOLDERS' EQUITY

Preferred Stock

The Company has 10,000,000 shares of Preferred Stock designated as Series B issued and outstanding. The Series B Preferred Stock is not convertible into Common Stock at any time and is not entitled to dividends of any kind or liquidation, dissolution rights of any kind. The holders of Series B Preferred Stock shall be entitled to 1,000 votes for each share of Series B Stock that is held when voting together with holders of the Common Stock.

Common Stock

Effective November 20, 2015 the Company amended its Articles of Incorporation to decrease the common shares authorized from 9,500,000,000 to 360,000,000 with a par value of $0.001.

Common Stock Activity During the Year Ended December 31, 2019

The following summarizes the Common Stock activity for the year ended December 31, 2019:

Summary of Common Stock activity for the year ended December 31, 2019	Outstanding shares
Balance, December 31, 2018	1,588,942
Shares issued for Common Stock subscriptions	441,645
Shares issued due to conversion of Convertible Promissory Note	2,090,811

Shares issued for services	100,334
Shares issued due to the rescission of Limecom acquisition	107,910
Shares issued as settlement of debt	309,497
Balance, December 31, 2019	4,639,139

On January 31, 2019, the Company issued 16,667 shares of Common Stock pursuant to a securities purchase agreement dated September 21, 2018 (the "Subscription Date"). The fair market value of the shares at the Subscription Date was $50,000.

On January 31, 2019, the Company received $50 under a private placement of equity and issued 16,667 shares of its Common Stock and warrants to purchase up to 16,667 shares of its Common Stock at an exercise price equal to $3.25 per share under a private placement of securities which closed on December 13, 2018.

On January 31, 2019, the Company issued 17,333 shares of Common Stock pursuant to a securities purchase agreement. The fair market value of the shares at the Subscription Date was $50.

On January 31, 2019, the Company issued 107,910 shares of Common Stock to Heritage and its officers under the Amendment to rescind the Company's option to sell the stock in Limecom back to Heritage.

On February 12, 2019, the Company issued warrants to purchase up to 35,834 shares of its Common Stock at an exercise price equal to $3.25 per share under the October 25, 2018 private placement.

On February 28, 2018, the Company issued 309,497 shares of Common Stock pursuant to a settlement of stock-based liabilities. The fair market value of the shares was $464.

On February 28, 2019, the Company signed a binding term sheet (the "Optima Term Sheet") with Optima Fixed Income LLC ("Optima") for a total investment of $2,500over one year and received $500on the same date. Under the Optima Term Sheet, it was agreed that the initial invested amount would be $500in consideration for 166,667 shares of Common Stock of the Company. These shares will be issued in reliance on the exemptions from registration pursuant to Section 4(a)(2) of the Securities Act. It was also agreed that Optima may purchase a convertible note in the amount principle of $2,000, which may be funded on a quarterly basis (the "Optima Convertible Note"). The term of the Optima Convertible Note is three years and it is convertible at a price per share that is equal to 75% of the public share price at date of conversion, but in any case, not less than $3.00 per share. Optima will additionally be granted a proxy to vote with the Company's Series B Preferred shares, par value $0.001 per share (the "Preferred Stock") held by the Company's Chief Executive Officer and President. In any case, the total investment in the Company shall be not be less than 25% of the outstanding shares at the first anniversary of the Optima Term Sheet.

On May 11, 2019, Optima made an additional deposit of $550.

On May 28, 2019 Optima made an additional deposit of $200. On July 30, 2019 Optima assigned its rights under the Optima Term Sheet to Dinar Zuz LLC ("Dinar Zuz"). On the same date, the Company and Dinar Zuz executed a subscription agreement with the same terms as reflected in the Optima Term Sheet, as amended. Under the subscription agreement, Dinar Zuz made an additional deposit of $250and agreed to provide an additional amount of $1,000 to the Company, which will be provided in a form of a convertible note at the following dates:

Date	Amount
10/26/2019	$500
01/26/2020	$500

On August 12, 2019, the Company issued Dinar Zuz 500,000 shares of its Common Stock pursuant to a securities purchase agreement dated July 30, 2019.

On July 18, 2019, the Company issued 65,978 shares of its Common Stock pursuant to a securities purchase agreement dated October 25, 2018.

On September 11, 2019, the Company issued 25,000 shares of its Common Stock pursuant to a service agreement dated May 16, 2019. The fair market value of the shares at the issuance date was $49.

On September 11, 2019, the Company issued 10,000 shares of its Common Stock pursuant to a service agreement dated April 17, 2019. The fair market value of the shares at the issuance date was $20.

On September 18, 2019, the Company issued 61,226 shares of its Common Stock pursuant to a securities purchase agreement between the Company and a private investor, dated October 25, 2018.

On September 24, 2019, the Company issued 62,248 shares of its Common Stock in gross consideration of $62and net consideration of $54 pursuant to a securities purchase agreement dated September 23, 2019.

On October 1, 2019, the Company issued 34,859 shares of its Common Stock in gross consideration of $34 and net consideration of $32 pursuant to a securities purchase agreement dated September 27, 2019 between the Company and a private investor.

On October 23, 2019, Dinar Zuz provided an additional amount of $250 to the Company in form of a convertible note pursuant to a securities purchase agreement which the Company and Optima entered on July 30, 2019.

On November 5, 2019 our Compensation Committee approved an issuance 200,000 Shares of Common Stock of the Company for certain employees of the Company at January 1, 2020 pursuant to the Company's Share and Options Incentive Enhancement Plan (2016) (the "2016 Incentive Plan). The shares will have 3 years vesting period which third will be vested at January 1, 2020, third will be vested on December 31, 2021 and the third will be vested on December 31, 2022. The Company has estimated the fair value of such shares at $1,140.

On December 31, 2019, the Company issued 65,334 shares of its Common Stock pursuant to a settlement of stock-based liabilities. The fair market value of the shares was $372.

On December 31, 2019 and pursuant to the CIMA Convertible Promissory Note, CIMA exercised its option to convert the Convertible Promissory Note into 1,757,478 shares of Common Stock of the Company.